Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Securitisations [member] - CAD ($)
$ in Millions
		Jan. 31, 2025	Oct. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of associated liabilities	[1]	$ 16,807	$ 17,923
Residential mortgage loans [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1]	10,202	11,190
Other related assets [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	[1],[2]	$ 6,747	$ 7,202

[1]	The fair value of the transferred assets is $16,799 (October 31, 2024 – $18,092) and the fair value of the associated liabilities is $16,769 (October 31, 2024 – $17,692) for a net position of $30 (October 31, 2024 – $400).
[2]	These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.